Data Compare Summary (Total)
Run Date - 11/1/2024 5:08:30 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	7	2,449	0.29%	2,453
City	4	2,449	0.16%	2,453
State	0	2,449	0.00%	2,453
Zip	19	2,449	0.78%	2,453
Borrower First Name	46	2,450	1.88%	2,453
Borrower Last Name	38	2,453	1.55%	2,453
Original Loan Amount	0	2,448	0.00%	2,453
Amortization Term	0	633	0.00%	2,453
Original Interest Rate	8	2,447	0.33%	2,453
Representative FICO	11	2,447	0.45%	2,453
Appraised Value	631	1,396	45.20%	2,453
Original CLTV	59	2,447	2.41%	2,453
Original LTV	2,409	2,430	99.14%	2,453
Originator Application Date	384	1,643	23.37%	2,453
Investor: Qualifying Total Debt Ratio	89	2,130	4.18%	2,453
Other Financing Junior Total Original Loan Amount	33	33	100.00%	2,453
Note Date	589	1,095	53.79%	2,453
Original Term	0	1,797	0.00%	2,453
LTV Valuation Value	11	1,051	1.05%	2,453
Borrower Middle Name	42	129	32.56%	2,453
MERS Min Number	607	761	79.76%	2,453
Coborrower First Name	8	142	5.63%	2,453
Coborrower Last Name	15	153	9.80%	2,453
Coborrower Middle Name	16	46	34.78%	2,453
Property Type	7	201	3.48%	2,453
Original HCLTV	5	138	3.62%	2,453
Borrower SSN	0	19	0.00%	2,453
First Payment Date	1	197	0.51%	2,453
Original P&I	0	197	0.00%	2,453
Lien Position	0	214	0.00%	2,453
Occupancy	0	505	0.00%	2,453
Investor: Qualifying Housing Ratio	195	195	100.00%	2,453
Total	5,234	39,593	13.22%	2,453